Summary of Significant Accounting Policies - Reconciliation of Earnings Per Share (Details) - USD ($)		2 Months Ended	3 Months Ended			9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Summary Of Significant Accounting Policies [Line Items]
Net Income		$ (20)	$ 8,654,803	$ (10,278,865)	$ 8,028,639	$ 6,404,577
Weighted Average Share Outstanding	[1]	7,500,000
Basic and diluted net income per share		$ 0.00
Redeemable Common Class A [Member]
Summary Of Significant Accounting Policies [Line Items]
Net Income			$ 6,923,842			$ 4,970,883
Weighted Average Share Outstanding			34,500,000			29,318,681
Basic and diluted net income per share			$ 0.20			$ 0.17
Non Redeemable Common Class B [Member]
Summary Of Significant Accounting Policies [Line Items]
Net Income			$ 1,730,961			$ 1,433,694
Weighted Average Share Outstanding			8,625,000			8,456,044
Basic and diluted net income per share			$ 0.20			$ 0.17

[1]	This number excludes an aggregate of up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).